SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details)		6 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company’s shareholders		$ (9,743,122)	$ (76,386,077)	$ 3,512,281
Weighted average ordinary shares outstanding - Basic	[1],[2]	117,985	117,985	84,167
Weighted average ordinary shares outstanding - Diluted	[1],[2]	117,985	117,985	84,167
Net income (loss) per share - Diluted | (per share)		$ (82.58)	$ (647.42)	$ 41.73
Net income (loss) per share - Basic | (per share)		$ (82.58)	$ (647.42)	$ 41.73

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits.